Fair Value Measurements - Fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Available-for-Sale Portfolio
Securities available for sale	$ 18,331	$ 18,313
Fair Value
Available-for-Sale Portfolio
Securities available for sale	18,331	18,313
Fair Value | Level 2
Available-for-Sale Portfolio
Securities available for sale	18,331	18,313
Fair Value, Measurements, Recurring
Available-for-Sale Portfolio
Securities available for sale	18,331	18,313
Fair Value, Measurements, Recurring | U.S. Government and agency obligations
Available-for-Sale Portfolio
Securities available for sale	12,455	10,470
Fair Value, Measurements, Recurring | Mortgage-backed securities - residential
Available-for-Sale Portfolio
Securities available for sale	5,876	7,843
Fair Value, Measurements, Recurring | Level 1
Available-for-Sale Portfolio
Securities available for sale	0	0
Fair Value, Measurements, Recurring | Level 1 | U.S. Government and agency obligations
Available-for-Sale Portfolio
Securities available for sale	0	0
Fair Value, Measurements, Recurring | Level 1 | Mortgage-backed securities - residential
Available-for-Sale Portfolio
Securities available for sale	0	0
Fair Value, Measurements, Recurring | Level 2
Available-for-Sale Portfolio
Securities available for sale	18,331	18,313
Fair Value, Measurements, Recurring | Level 2 | U.S. Government and agency obligations
Available-for-Sale Portfolio
Securities available for sale	12,455	10,470
Fair Value, Measurements, Recurring | Level 2 | Mortgage-backed securities - residential
Available-for-Sale Portfolio
Securities available for sale	5,876	7,843
Fair Value, Measurements, Recurring | Level 3
Available-for-Sale Portfolio
Securities available for sale	0	0
Fair Value, Measurements, Recurring | Level 3 | U.S. Government and agency obligations
Available-for-Sale Portfolio
Securities available for sale	0	0
Fair Value, Measurements, Recurring | Level 3 | Mortgage-backed securities - residential
Available-for-Sale Portfolio
Securities available for sale	$ 0	$ 0